Nature of operations	12 Months Ended
Dec. 31, 2020
Nature Of Operations [Abstract]
Nature of operations [Text Block]

1. Nature of operations

Galiano Gold Inc. ("Galiano" or the "Company") was incorporated on September 23, 1999 under the laws of British Columbia, Canada. The Company changed its name from Asanko Gold Inc. to Galiano Gold Inc. which was approved by the Company's shareholders at its Annual General and Special Meeting on April 30, 2020. The Company's head office and principal address is located at 1640 - 1066 West Hastings Street Vancouver, British Columbia, V6E 3X1, Canada. The Company's registered and records office is located at Suite 2600, Three Bentall Centre, 595 Burrard Street, Vancouver, V7X 1L3. The Company's common shares trade on the Toronto Stock Exchange ("TSX") and NYSE American Exchange ("NYSE American") under the ticker symbol "GAU".

The Company's principal business activity is the operation of the Asanko Gold Mine ("AGM") through a 50:50 joint venture arrangement (the "JV") associated with the Company's 45% economic interest in the AGM (see note 8) and exploration and development of the JV's mineral property interests. The Government of Ghana has a 10% free-carried interest in the AGM. The AGM consists of two neighboring gold projects, the Obotan Project and the Esaase Project, both located in the Amansie West District of the Republic of Ghana ("Ghana"), West Africa.

 In addition to its interest in the AGM, the Company's interest in the JV also includes a 50% interest in a portfolio of other Ghanaian gold concessions in various stages of exploration